Financial Instruments and Financial Risk Management - Schedule of Fixed and Market Price Contract (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) kJ MWh $ / gigajoule $ / barrel $ / MWh bbl	Dec. 31, 2020 CAD ($) GJ kJ MWh $ / gigajoule $ / barrel $ / dekatherm $ / MWh bbl
Natural gas | Sales
Derivative
Notional volume (GJ) | kJ	259,750,059	590,054,996
Fair Value ($)	$ (8,000,000)	$ 32,000,000
Natural gas | Sales | Minimum
Derivative
Fixed price | $ / gigajoule	1.75	1.58
Period (months)	1 month	1 month
Natural gas | Sales | Maximum
Derivative
Fixed price | $ / gigajoule	10.8	7.86
Period (months)	142 months	157 months
Natural gas | Purchases
Derivative
Notional volume (GJ) | kJ	606,923,548	1,522,958,497
Fair Value ($)	$ (102,000,000)	$ (106,000,000)
Natural gas | Purchases | Minimum
Derivative
Fixed price | $ / gigajoule	1.75	1.58
Period (months)	1 month	1 month
Natural gas | Purchases | Maximum
Derivative
Fixed price | $ / gigajoule	10.8	6.47
Period (months)	143 months	240 months
Natural gas | Swaps
Derivative
Notional volume (GJ) | kJ	201,266,412	288,613,586
Fair Value ($)	$ 19,000,000	$ 5,000,000
Natural gas | Swaps | Minimum
Derivative
Fixed price | $ / gigajoule	2.95	2.29
Period (months)	1 month	1 month
Natural gas | Swaps | Maximum
Derivative
Fixed price | $ / gigajoule	7.42	7.86
Period (months)	55 months	60 months
Crude oil and NGLs | Swaps
Derivative
Notional volume (Bbl) | bbl	864,000	901,000
Fair Value ($)	$ (8,000,000)	$ 1,000,000
Crude oil and NGLs | Swaps | Minimum
Derivative
Fixed price	41.18	19.92
Period (months)	1 month	1 month
Crude oil and NGLs | Swaps | Maximum
Derivative
Fixed price	97.12	62.59
Period (months)	12 months	9 months
Energy exports | Propane and butane swaps
Derivative
Notional volume (Bbl) | bbl	38,860,780	37,425,488
Fair Value ($)	$ 15,000,000	$ (31,000,000)
Energy exports | Minimum | Propane and butane swaps
Derivative
Fixed price | $ / barrel	5.2	3.57
Period (months)	1 month	1 month
Energy exports | Maximum | Propane and butane swaps
Derivative
Fixed price | $ / barrel	115.54	61.46
Period (months)	15 months	36 months
NGL frac spread | Swaps | Propane
Derivative
Notional volume (Bbl) | bbl	2,099,243	1,270,350
Fair Value ($)	$ (15,000,000)	$ (5,000,000)
NGL frac spread | Swaps | Butane swaps
Derivative
Notional volume (Bbl) | bbl	18,967	307,784
Fair Value ($)	$ (1,000,000)	$ (1,000,000)
NGL frac spread | Swaps | Crude oil swaps
Derivative
Notional volume (Bbl) | bbl	369,495
Notional volume (GJ) | kJ		123,120
Fair Value ($)	$ (4,000,000)	$ 0
NGL frac spread | Swaps | Natural Gas
Derivative
Notional volume (GJ)	11,873,390	7,281,570
Fair Value ($)	$ 1,000,000	$ 0
NGL frac spread | Swaps | Minimum | Propane
Derivative
Fixed price | $ / barrel	33.14	28.83
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Butane swaps
Derivative
Fixed price | $ / barrel	36.19	32.45
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Crude oil swaps
Derivative
Fixed price	63.25	60.08
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Natural Gas
Derivative
Fixed price	2.54	1.58
Period (months)	1 month	1 month
NGL frac spread | Swaps | Maximum | Propane
Derivative
Fixed price | $ / barrel	59.75	35.36
Period (months)	12 months	12 months
NGL frac spread | Swaps | Maximum | Butane swaps
Derivative
Fixed price | $ / barrel	36.20	34.02
Period (months)	3 months	12 months
NGL frac spread | Swaps | Maximum | Crude oil swaps
Derivative
Fixed price	89.86	61.95
Period (months)	12 months	12 months
NGL frac spread | Swaps | Maximum | Natural Gas
Derivative
Fixed price	3.89	1.86
Period (months)	12 months	12 months
Power | Sales
Derivative
Notional volume (GJ) | MWh	4,938,045	5,482,242
Fair Value ($)	$ (60,000,000)	$ 13,000,000
Power | Sales | Minimum
Derivative
Fixed price | $ / MWh	27.19	24.56
Period (months)	1 month	1 month
Power | Sales | Maximum
Derivative
Fixed price | $ / MWh	93.94	61.75
Period (months)	42 months	33 months
Power | Purchases
Derivative
Notional volume (GJ) | MWh	6,393,003	8,848,007
Fair Value ($)	$ 69,000,000	$ (18,000,000)
Power | Purchases | Minimum
Derivative
Fixed price | $ / MWh	27.19	24.56
Period (months)	1 month	1 month
Power | Purchases | Maximum
Derivative
Fixed price | $ / MWh	93.94	61.88
Period (months)	53 months	63 months
Power | Swaps
Derivative
Notional volume (GJ) | MWh	22,845,569	24,081,519
Fair Value ($)	$ (35,000,000)	$ (24,000,000)
Power | Swaps | Minimum
Derivative
Fixed price | $ / MWh	(8.13)	(6.26)
Period (months)	1 month	1 month
Power | Swaps | Maximum
Derivative
Fixed price | $ / MWh	86.84	74.26
Period (months)	41 months	44 months